STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
First quarterly distribution paid per unit (in dollars per unit)	$ 0.89		$ 0.89
Second quarterly distribution paid per unit (in dollars per unit)	0.09	$ 0.05	0.21
Third quarterly distribution paid per unit (in dollars per unit)	1.42	0.36	0.87
Fourth quarterly distribution declared per unit (in dollars per unit)	$ 1.75	$ 0.46	$ 0.70